Contract Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets and Contract Liabilities

Contract liabilities consisted of the following as of March 31:

	2025	2026	2026
	HK$	HK$	US$
Balance as of April 1, 2024 and 2025	—	—	—
Additions	—	29,125	3,715
Revenue recognized	—	—	—
Balance as of March 31, 2025 and 2026	—	29,125	3,715